Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Employee Benefits Liability	Employee benefits liability as of December 31, 2023, 2022 and 2021 are comprised as follows:
	Retirement benefits	Termination benefits	2023	2022	2021

Vested benefits Obligation	$-	$4,431	$4,431	$-	$3,390
Plus, Non-Vested Benefits Obligation	82,267	98,476	180,743	169,375	159,453
Defined Benefits Obligation	82,267	102,907	185,174	169,375	162,843

Projected Net Liability	$82,267	$102,907	$185,174	$169,375	$162,843

Schedule of Net Cost for the Period Booked in Profit and loss	Net cost for the period booked in profit and loss is comprised as follows:
	Retirement benefits	Termination benefits	2023	2022	2021

Service cost	6,161	$9,045	$15,206	$10,998	$9,299
Net interest	8,547	10,085	18,632	12,101	11,121
Labor cost of past services	(5,019)	2,491	(2,528)	(11,244)	1,806
Net Cost for the period	$9,689	$21,621	$31,310	$11,855	$22,226

Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations	Main actuarial hypothesis used in the actuarial computations are:
	2023	2022	2021

Discount rate	9.05%	9.10%	7.55%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%

Schedule of DBO Amount Recorded in the Balance Sheet	The DBO amount recorded in the balance sheet as of December 31, 2023 and 2022 are $ 185,174, and $ 169,375, respectively.
	2023	2022

Defined benefit obligations (DBO) changes in present	$169,375	$162,843

DBO present value at January 1st	169,375	162,843
Past services labor cost	(2,528)	(11,244)
Current service labor cost	15,206	10,998
Interest expense	18,632	12,101
Paid benefits	(22,044)	(9,229)
Actuarial gains and losses in obligations	6,533	3,906
DBO present value at December 31st	$185,174	$169,375
Changes in projected net liabilities
Initial PNL	$169,375	$162,843
Net cost for the period	31,310	11,855
Paid benefits	(22,044)	(9,229)
Previous years effect on profit and loss	6,533	3,906
Final PNL	$185,174	$169,375
Defined benefits obligations (DBO)	$185,174	$169,375